Revenue	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Revenue
NOTE 7. REVENUE
For the
six-month
periods ended June 30, 2021 and 2020, revenues

from sales to third parties were as follows:

A.	Revenue disaggregation

For the six-month period ended June 30,	Exploration and Production	Industrial Transformation (1)	Logistics	Trading Companies	Corporate and Other Operating Subsidiary Companies	Total
Geographical market 2021
United States	Ps. 116,938,407	—	—	100,998,666	1,468,491	219,405,564
Other	59,263,824	—	—	7,778,714	326,755	67,369,293
Europe	30,426,403	—	—	1,396,721	—	31,823,124
Local	120,745	318,611,979	1,407,366	22,839,159	3,411,642	346,390,891

Total	Ps. 206,749,379	318,611,979	1,407,366	133,013,260	5,206,888	664,988,872

2020
United States	Ps. 83,070,103	—	—	59,174,052	—	142,244,155
Other	15,651,931	—	—	4,037,368	925,203	20,614,502
Europe	41,756,656	—	—	292,156	18,899	42,067,711
Local	187,233	247,105,375	2,219,276	8,210,866	3,154,057	260,876,807

Total	Ps. 140,665,923	247,105,375	2,219,276	71,714,442	4,098,159	465,803,175

Major products and services 2021
Crude oil	Ps. 206,628,634	—	—	23,138	—	206,651,772
Gas	77,983	54,278,836	—	33,823,129	—	88,179,948
Refined petroleum products	—	257,013,275	—	96,880,359	—	353,893,634
Other	—	7,145,299	—	1,854,931	5,199,561	14,199,791
Services	42,762	174,569	1,407,366	431,703	7,327	2,063,727

Total	Ps. 206,749,379	318,611,979	1,407,366	133,013,260	5,206,888	664,988,872

2020
Crude oil	Ps. 140,478,690	—	—	—	—	140,478,690
Gas	121,601	26,561,986	—	16,226,582	—	42,910,169
Refined petroleum products	—	214,730,172	—	54,283,845	—	269,014,017
Other	—	5,752,729	—	1,156,293	4,071,051	10,980,073
Services	65,632	60,488	2,219,276	47,722	27,108	2,420,226

Total	Ps. 140,665,923	247,105,375	2,219,276	71,714,442	4,098,159	465,803,175

Timing of revenue recognition 2021
Products transferred at a point in time	Ps. 206,706,617	288,421,474	1,407,366	132,581,557	5,199,561	634,316,575
Products and services transferred over the time	42,762	30,190,505	—	431,703	7,327	30,672,297

Total	Ps. 206,749,379	318,611,979	1,407,366	133,013,260	5,206,888	664,988,872

Timing of revenue recognition 2020
Products transferred at a point in time	Ps. 140,600,291	247,044,887	—	71,666,720	4,071,051	463,382,949
Products and services transferred over the time	65,632	60,488	2,219,276	47,722	27,108	2,420,226

Total	Ps. 140,665,923	247,105,375	2,219,276	71,714,442	4,098,159	465,803,175

(1)
On January 1, 2021, Pemex Fertilizers was merged into Pemex Industrial Transformation. For comparison purposes, all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.

For the three-month period ended June 30,	Exploration and Production		Industrial Transformation (1)	Logistics	Trading Companies	Corporate and Other Operating Subsidiary Companies	Total
Geographical market 2021
United States	Ps.	65,399,780	—	—	52,701,405	600,467	118,701,652
Other		30,939,904	—	—	3,378,230	323,953	34,642,087
Europe		15,757,994	—	—	751,041	—	16,509,035
Local		71,855	161,639,800	739,964	12,725,685	2,405,636	177,582,940

Total	Ps.	112,169,533	161,639,800	739,964	69,556,362	3,330,056	347,435,715

2020
United States	Ps.	31,897,015	—	—	27,258,745	—	59,155,760
Other		6,924,662	—	—	2,293,844	124,737	9,343,243
Europe		11,145,290	—	—	290,395	59,930	11,495,615
Local		107,043	93,606,211	1,057,687	4,637,798	2,289,704	101,698,443

Total	Ps.	50,074,010	93,606,211	1,057,687	34,480,782	2,474,371	181,693,061

Major products and services 2021
Crude oil	Ps.	112,097,678	—	—	23,138	—	112,120,816
Gas		45,526	17,821,932	—	11,192,713	—	29,060,171
Refined petroleum products		—	140,055,179	—	66,272,399	—	206,327,578
Other		—	3,633,000	—	(8,124,639)	3,303,411	(1,188,229)
Services		26,329	129,689	739,964	192,751	26,645	1,115,378

Total	Ps.	112,169,533	161,639,800	739,964	69,556,362	3,330,056	347,435,715

2020
Crude oil	Ps .	49,966,966	—	—	—	—	49,966,966
Gas		59,979	13,163,721	—	7,293,722	—	20,517,422
Refined petroleum products		—	78,158,754	—	26,307,601	(1,151)	104,465,204
Other		—	2,251,850	—	853,457	2,405,044	5,510,351
Services		47,065	31,886	1,057,687	26,002	70,478	1,233,118

Total	Ps.	50,074,010	93,606,211	1,057,687	34,480,782	2,474,371	181,693,061

Timing of revenue recognition 2021
Products transferred at a point in time	Ps.	112,143,204	153,461,053	739,964	69,363,611	3,303,411	339,011,243
Products and services transferred over the time		26,329	8,178,747	—	192,751	26,645	8,424,472

Total	Ps.	112,169,533	161,639,800	739,964	69,556,362	3,330,056	347,435,715

Timing of revenue recognition 2020
Products transferred at a point in time	Ps.	50,026,945	93,574,325	—	34,454,780	2,403,893	180,459,943
Products and services transferred over the time		47,065	31,886	1,057,687	26,002	70,478	1,233,118

Total	Ps.	50,074,010	93,606,211	1,057,687	34,480,782	2,474,371	181,693,061

(1)
On January 1, 2021, Pemex Fertilizers w
a
s merged into Pemex Industrial Transformation. For comparison purposes, all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.

Revenue is measured b
a
sed on the consideration specified in a contract with a customer. PEMEX recognizes revenue when it transfers control over a good or service to a customer.
The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms and the related revenue.

Products / services	Nature, performance obligations	Timing of revenue recognition

Crude oil sales
Export sales of crude oil are based on delivery terms established in contracts or orders. All sales are performed by the Free on Board International commercial term (“FOB” Incoterm).

Crude oil sale contracts consider possible customers’ claims due to product quality, volume or delays in boarding, which are estimated in the price of the transaction. For orders that have variations in price, revenue is adjusted on the closing date of each period. The subsequent variations in the fair value at the different reporting dates are recognized according to IFRS 9.

The price of the product is determined based on a market components formula and the sale of crude oil.

Revenue is recognized at a point in time when control of the crude oil has transferred to the customer, which occurs when the product is delivered at the point of shipping. Invoices are generated at that time and are mostly payable within the deadlines established in contracts or orders. Payments in respect of crude oil sold and delivered shall be made within 30 days after the date of the bill of lading therefor.

For international market crude oil sales, revenue is recognized with a provisional price, which undergoes subsequent adjustments until the product has arrived at the port of destination. There may be a period of up to 2 months in determining the final sale price, such as in the case of sales to some regions.

Revenue is initially measured by estimating variables such as quality and volume claims, delays in boarding etc.

Sale of petroleum products
For all petroleum products, there is only one performance obligation that includes transport and handling services to the point of delivery.

The price is determined based on the price at the point of delivery, adding the price of the services rendered (freight, handling of jet fuel, etc.) with the provisions and terms established by the
Comisión Reguladora de Energía
(Energy Regulatory Commission or “CRE”). There are penalties for delivery failures and/or payment obligations, as well as quality and volume claims, which are known days after the transaction.

Revenue is recognized at a point in time when control is transferred to the customer, which occurs either at the point of shipping or when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.

Revenue is initially measured by estimating variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.

Sales of natural gas
There is only one performance obligation that includes transport and handling services to the point of delivery.

The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction. Such variable consideration is recognized to the extent that it is probable that it will not be reversed in a future period.

Revenue is recognized at a point in time when control is transferred to the customer, which occurs when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.

Revenue is initially measured by estimating variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.

Services
In cases where within the same service order there are transportation and storage services, there could exist more than one performance obligation, depending on the term of the service.

Price is not distributed when there is a performance obligation, except, when there is more than one performance obligation, in which case, the price of the transaction will be assigned according to the service price established in the service order.

When there is a performance obligation, the price is not distributed, but if it is considered that there is more than one performance obligation, the price of the transaction is considered based on the prices established in the service orders and which also include penalties such as quality and volume claims.
Income is recognized over time as the service is rendered. Invoices are usually payable within 22 days.

Other products
There is only one performance obligation that includes transportation for delivery to destination.

The sale and delivery of the product are made at the same time and because they are FOB, transportation fees are included in the price of sale of the product.

The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction.
The price of the product is estimated on the date of sale and considers variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.

B.	Accounts receivable in the statement of financial position
As of June 30, 2021 and December 31, 2020, PEMEX had accounts receivable derived from customer contracts in the amounts of Ps. 97,934,559 and Ps. 68,382,413, respectively
(see Note
10-A).

C.	Practical expedients

i.	Significant financial component, less than one year
PEMEX does not need to adjust the amount committed in consideration for goods and services to account for the effects of a significant financing component, since the transfer and the time of payment of a good or service committed to the customer is less than one year.

ii.	Practical expedient
PEMEX applied the practical expedient, so disclosure about remaining performance obligations that conclude in less than one year is not needed.
When PEMEX is entitled to consideration for an amount that directly corresponds to the value of the performance that PEMEX has completed, it may recognize an income from ordinary activities for the amount to which it has the right to invoice.